Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other non-current liabilities
33. Other
non-current
liabilities

	2021 £m	2020 £m
Accruals	13	41

Deferred income	85	21

Other payables	823	741

	921	803
Other payables includes a number of employee-related liabilities including employee savings plans.